Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions - Notes Payable to Banks [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Short-Term Debt [Line Items]
Bank Name		$ 4,777,301		¥ 32,950,000
Minsheng Bank [Member]
Short-Term Debt [Line Items]
Bank Name	$ 70,424		¥ 500,000
Issuance Date	Jul. 10, 2023
Expiration Date	Jul. 10, 2024
Interest	4.00%		4.00%
Longwan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Bank Name		$ 173,984		¥ 1,200,000
Issuance Date		Jun. 15, 2022
Expiration Date		Jun. 14, 2023
Interest		9.60%		9.60%
Longwan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Bank Name		$ 253,725		¥ 1,750,000
Issuance Date		Jun. 15, 2022
Expiration Date		Jun. 14, 2023
Interest		9.60%		9.60%
Minsheng Bank [Member]
Short-Term Debt [Line Items]
Bank Name		$ 1,449,864		¥ 10,000,000
Issuance Date		Aug. 02, 2022
Expiration Date		Feb. 02, 2023
Interest		4.10%		4.10%
Minsheng Bank [Member]
Short-Term Debt [Line Items]
Bank Name		$ 1,449,864		¥ 10,000,000
Issuance Date		Aug. 09, 2022
Expiration Date		Aug. 09, 2023
Interest		4.10%		4.10%
Minsheng Bank [Member]
Short-Term Debt [Line Items]
Bank Name		$ 1,449,864		¥ 10,000,000
Issuance Date		Aug. 16, 2022
Expiration Date		Aug. 15, 2023
Interest		4.10%		4.10%